Intangible Assets - Additional Information (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Patents [member]
Disclosure Of Intangible Assets [Line Items]
Impairment charge	£ 33,000	£ 500,000